Consideration Payable - Schedule of Consideration Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Consideration Payable [Abstract]
Outstanding, December 31, 2023
Consideration payable – current	350,000
Consideration payable – non-current	519,711
Additions	861,452
Payment	(50,000)
Accretion expense	58,259
Outstanding, September 30, 2024	$ 869,711